Events After the Reporting Period (Details) $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
		Apr. 07, 2026 USD ($) $ / shares shares	Feb. 14, 2026 USD ($) $ / shares shares	Sep. 27, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) shares	Dec. 31, 2025 $ / shares shares		Dec. 31, 2022 HKD ($)	Jan. 13, 2026 $ / shares shares	Dec. 31, 2024 $ / shares shares		Oct. 17, 2024 $ / shares
Events After the Reporting Period [Line Items]
Shares issued	[1]					4,206,788				1,100,625
Share par value (in Dollars per share) | $ / shares				$ 0.001		$ 0.016	[1]			$ 0.016	[1]
Authorized share capital (in Dollars)				$ 100,000	$ 100,000			$ 380,000
Shares divided				100,000,000	100,000,000
Founders preferred shares authorized	[1]					125,000
Closed per share (in Dollars per share) | $ / shares												$ 4
Determination Letter [Member]
Events After the Reporting Period [Line Items]
Closed per share (in Dollars per share) | $ / shares						$ 1
Consecutive business days						30 days
Subsequent Event [Member]
Events After the Reporting Period [Line Items]
Founders preferred shares authorized			125,000
Minimum [Member] | Forecast [Member]
Events After the Reporting Period [Line Items]
Share par value (in Dollars per share) | $ / shares		$ 0.016
Authorized share capital (in Dollars) | $		$ 5,000,000
Shares divided		312,500,000
Minimum [Member] | Subsequent Event [Member]
Events After the Reporting Period [Line Items]
Share par value (in Dollars per share) | $ / shares			$ 0.016
Authorized share capital (in Dollars) | $			$ 100,000
Shares divided			6,250,000
Maximum [Member]
Events After the Reporting Period [Line Items]
Share par value (in Dollars per share) | $ / shares		$ 0.00001
Shares divided		500,000,000
Maximum [Member] | Forecast [Member]
Events After the Reporting Period [Line Items]
Founders preferred shares authorized		125,000
Maximum [Member] | Subsequent Event [Member]
Events After the Reporting Period [Line Items]
Share par value (in Dollars per share) | $ / shares			$ 0.016
Authorized share capital (in Dollars) | $			$ 5,000,000
Shares divided			312,500,000
Common Stock [Member] | Subsequent Event [Member]
Events After the Reporting Period [Line Items]
Shares issued									850,000
Share par value (in Dollars per share) | $ / shares									$ 0.016

[1]	On December 30, 2025, the Company implemented a one-for-twenty reverse stock split of the Company’s authorized, issued and outstanding ordinary shares, including the Founders Preferred Shares. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.